Promissory Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Schedule of Debt [Table Text Block]
	March 31,	September 30,
	2014	2013
Promissory note dated December 31, 2012 with a principal balance of $90,390 (CDN$100,000) bearing interest at 12% per annum, due on June 30, 2014	90,390	100,000

Promissory note dated January 9, 2013 with a principal balance of $78,348 (CDN$86,677), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	78,348	84,060

Promissory note dated January 9, 2013 with a principal balance of $24,982 (CDN$27,639), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	24,982	26,803
	193,720	210,863
Less: current portion	(193,720)	(210,863)
	$-	$-

	September 30,
	2013	2012
Promissory note dated June 6, 2012 bearing interest at 8% per annum, due on demand	$-	$49,000

Promissory note dated June 26, 2012 bearing interest at 8% per annum, due on demand	-	250,000

Promissory note dated December 31, 2012 bearing interest at 12% per annum, due on December 31, 2013	100,000	-

Promissory note dated January 9, 2013 with a principal balance of $84,060 (CDN$86,677), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	84,060	-

Promissory note dated January 9, 2013 with a principal balance of $26,803 (CDN$27,639), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	26,803	-
	210,863	299,000
Less: current portion	(210,863)	(299,000)
	$-	$-

Schedule of promissory note settlements [Table Text Block]
Amount Settled			Units issued
		Accrued			Loss on
Date of Note	Principal	Interest	Number	Fair Value	Settlement
Promissory notes payable
June 6, 2012	49,000	3,200	130,501	98,205	46,005
June 26, 2012	250,000	15,233	663,082	498,972	233,739
October 17, 2012	150,000	5,425	388,562	292,394	136,969
November 14, 2012	50,000	1,501	128,753	96,887	45,386
February 8, 2013	50,000	699	126,747	95,377	44,678
	549,000	26,058	1,437,645	1,081,835	$506,777

Accounts payable	1,108,506	-	2,771,265	2,085,386	976,880

	$1,657,506	$26,058	4,208,910	$3,167,221	$1,483,657

Schedule of fair value of warrants assumption [Table Text Block]
Stock price	$0.61
Exercise price	$0.75
Expected volatility	81.57%
Risk-free discount rate	0.28%
Expected term	1.49 years
Expected dividend yield	0.00%